SHORT-TERM LOANS (Details)	Jun. 14, 2023 USD ($)	Jun. 14, 2023 CNY (¥)	Jun. 20, 2022 USD ($)	Jun. 20, 2022 CNY (¥)	Feb. 14, 2022 USD ($)	Feb. 14, 2022 CNY (¥)
LOC from China Construction Bank
SHORT-TERM LOANS
Maximum borrowing capacity under the LOC					$ 141,225	¥ 1,000,000
Interest rate (as a percent)					3.95%	3.95%
Loan from unrelated individual
SHORT-TERM LOANS
Maximum borrowing capacity under the LOC	$ 2,118	¥ 15,000	$ 221,864	¥ 1,571,000
Interest rate (as a percent)			4.2525%	4.2525%